SCHEDULE OF CONCENTRATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentration Risk [Line Items]
Revenue	$ 52,176,109	$ 36,074,004	$ 75,186,129
Accounts receivable, net	13,237,577	11,461,194
Cost of services	47,932,230	32,590,022	63,642,469
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 2,449,700	$ 3,891,050	$ 9,584,604
Concentration risk percentage	4.70%	10.79%	12.75%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 1,418,159	$ 1,449,394	$ 8,957,024
Concentration risk percentage	2.72%	4.02%	11.91%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue	$ 13,805,046	$ 962,963	$ 1,270,281
Concentration risk percentage	26.46%	2.67%	1.69%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.30%	26.46%	24.04%
Cost of services	$ 8,770,498	$ 8,624,555	$ 15,300,160
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.85%	11.70%	0.71%
Cost of services	$ 4,720,518	$ 3,813,095	$ 448,959
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.56%	46.08%
Accounts receivable, net	$ 1,166,354	$ 5,372,896
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.39%	10.87%
Accounts receivable, net	$ 7,138,207	$ 1,267,123
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.30%	31.37%
Accounts payable	$ 1,590,977	$ 1,229,532
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.39%	12.23%
Accounts payable	$ 876,488	$ 479,375